UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Gathering services and other fees	$ 39,880	$ 31,918
Natural gas, NGLs and condensate sales and other	11,526	3,731
Amortization of favorable and unfavorable contracts	(280)	134
Total revenues	51,126	35,783
Costs and expenses:
Operation and maintenance	14,473	10,989
Cost of natural gas and NGLs	4,486	0
General and administrative	5,182	4,412
Transaction costs	8	193
Depreciation and amortization	11,850	8,290
Total costs and expenses	35,999	23,884
Other income	1	4
Interest expense	(1,880)	(695)
Affiliated interest expense	0	(3,482)
Income before income taxes	13,248	7,726
Income tax expense	(181)	(139)
Net income	13,067	7,587
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$ 12,230
Earnings per common unit – basic (in dollars per unit)	$ 0.25
Earnings per common unit – diluted (in dollars per unit)	$ 0.25
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.25
Weighted-average common units outstanding – basic (in units)	24,412,427
Weighted-average common units outstanding – diluted (in units)	24,455,603
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850
Cash distributions declared per common unit (in dollars per unit)	$ 0.41